LEASES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease extension term (in years)	5 years
Operating lease expenses	$ 1.8	$ 1.8
TEXAS | Warehouse
Lessee, Lease, Description [Line Items]
Annual sublease rent	0.3
Impairment charge			$ 0.8
TEXAS | Office
Lessee, Lease, Description [Line Items]
Annual sublease rent	$ 0.4
Impairment charge			$ 2.7
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	8 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	11 years